Other related party transactions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Other related party transactions
Legal Fees	$ 85,815		$ 224,479		$ 276,261
Design Services		$ 4,013		$ 0		$ 0